Related party disclosures (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Disclosures
Summary of arm’s length transactions with related parties

During the year, the Group entered into the following transactions and balances, in the ordinary course of business on an arm’s length basis, with related parties:

	March 31,
Transactions during the year	2022	2023	2024
Group Companies of entities having significant influence
Entities having significant influence
Loan taken	-	821,900	-
Loan repaid	-	-	821,900
Interest cost		42,838	42,712
Bank charges	-	47,765	-
Joint venture company
Recovery of expenses	824	102	594
Loan given	2,500	1000	6,300
Interest income	4,240	-	460

	March 31,
Balances as at (net of allowances)	2023	2024
Joint venture company
Trade receivable */**	530	530
Other financial assets**	-	-
Advances	-	6,300
Entities having significant influence
Unsecured loan from third party investor (refer to note 32)	821,900	-
Interest accrued	43,842	-

*	Trade receivables includes advance given against the future bookings amounting INR 530 (March 31, 2023: 530). Provision for impairment on trade receivables INR Nil (March 31, 2023: INR Nil). Closing balance of trade receivables (net of allowance) as of March 31, 2024 is INR 530 (March 31, 2023: INR 530), refer to note 26.

**	Provision for impairment on loans to joint venture is INR Nil (March 31, 2023: INR 1,000). Cumulative provision for impairment on loans to joint venture as on March 31, 2024 is INR 73,719 (March 31, 2023: INR 73,719). Closing balance of loans to joint venture (net of allowance) as of March 31, 2024 is INR Nil (March 31, 2023: INR Nil), refer to note 27.

Schedule of key management compensation

	March 31,
	2022	2023	2024

Short-term employee benefits	35,019	44,749	49,436
Contributions to defined contribution plans	340	618	691
Profit linked bonus	-	6,765	-
Directors Sitting fee’s	10,516	14,345	14,237
Share based payment	157,715	114,632	181,294
Total compensation paid to key management personnel	203,590	181,109	245,658